CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS (Q3) - USD ($)	9 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Operating activities
Net loss for the period	$ (5,091,435)	$ (6,828,193)
Items not affecting cash:
Depreciation	953	1,374
Share based compensation	484,577	1,048,750
Change in fair value of derivative liabilities	(719,000)	50,700
Change in fair value of mandatory convertible debentures	(70,500)	0
Change in fair value of warrant liabilities	(5,651,008)	0
Change in fair value of stock option liabilities	(294,441)	0
Gain on settlement of accounts payable	(899,015)	0
Loss on investment in associate	405,654	0
Impairment of carbon credits	1,207,782	0
Stop-loss provision loss	1,101,248	0
Non-cash general and administrative	0	50,000
Accrued interest	149,905	7,224
Accretion expense	226,853	23,073
Changes in non-cash working capital items:
Trade receivable	(9,164)	0
GST receivable	(37,350)	0
Other receivables	(171,573)	(30,406)
Carbon credits	(97,904)	0
Prepaid expenses	(60,857)	245,941
Accounts payable and accrued liabilities	4,761,674	4,010,175
Net cash used in operating activities	(4,763,601)	(1,421,362)
Investing activity
Cash assumed on RTO	1,661,645	0
Net cash provided by (used in) financing activities	1,661,645	0
Financing activities
Proceeds from convertible debentures	285,650	863,516
Proceeds from warrant exercise	86,237	176,113
Proceeds from PIPE financing	2,230,000	0
Proceeds from ELOC drawdown	481,530	0
Net cash provided by financing activities	3,083,417	1,039,629
Effect of exchange rate changes on cash	1,435	(5,248)
Net increase (decrease) in cash	(17,104)	(386,981)
Cash, Beginning	21,106	489,971
Cash, Ending	4,002	102,990
Supplemental information:
Financing costs in accounts payable and accrued liabilities	0	41,039
Fair value of warrants exercised	389,729	0
Fair value of securities issued for the RTO (Note 4)	3,147,118	0
Fair value of securities issued for settlement of accounts payable	10,888,912	0
Fair value of securities issued for services	585,155	0
Fair value of securities issued for carbon credits	1,982,424	0
Fair value of securities issued for the acquisition of interest in associate	1,220,000	0
Fair value of securities issued for ELOC commitment	$ 363,333	$ 0